TRADE AND OTHER RECEIVABLES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
TRADE AND OTHER RECEIVABLES.
Trade and other receivables	$ 1,131,000
Prepaids	1,355,000
Mining equipment prepayments		$ 5,978,000
Other taxation and social security	1,349,000	824,000
Total trade and other receivables	3,835,000	$ 6,802,000
Tax receivables	$ 2,325,000